Selected Quarterly Financial Information	12 Months Ended
Dec. 31, 2017
Selected Quarterly Financial Information [Abstract]
SELECTED QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
SELECTED QUARTERLY FINANCIAL INFORMATION OF MAA (UNAUDITED)

The following table reflects MAA's selected quarterly financial information for the year ended December 31, 2017 (dollars in thousands, except per share data):

	Year Ended December 31, 2017
	First	Second	Third	Fourth
Rental and other property revenues	$378,908	$382,791	$384,550	$382,738
Income before non-operating items	77,656	85,976	94,671	96,473
Net income	43,416	50,155	118,958	128,007
Net income available for MAA common shareholders	40,983	47,393	113,787	122,528

Per share:
Earnings per common share - basic	$0.36	$0.42	$1.00	$1.08
Earnings per common share - diluted	0.36	0.42	1.00	1.08

The following table reflects MAA's selected quarterly financial information for the year ended December 31, 2016 (dollars in thousands, except per share data):

	Year Ended December 31, 2016
	First	Second	Third	Fourth
Rental and other property revenues	$269,016	$272,236	$276,898	$307,198
Income before non-operating items	77,422	78,215	74,823	44,618
Net income	45,808	47,630	88,906	42,058
Net income available for MAA common shareholders	43,413	45,144	84,279	39,079

Per share:
Earnings per common share - basic	$0.58	$0.60	$1.12	$0.44
Earnings per common share - diluted	0.58	0.60	1.12	0.44
.    SELECTED QUARTERLY FINANCIAL INFORMATION OF MAALP (UNAUDITED)

The following table reflects MAALP's selected quarterly financial information for the year ended December 31, 2017 (dollars in thousands, except per unit data):

	Year Ended December 31, 2017
	First	Second	Third	Fourth
Rental and other property revenues	$378,908	$382,791	$384,550	$382,738
Income before non-operating items	77,656	85,976	94,671	96,473
Net income	43,416	50,155	118,958	128,007
Net income available for MAALP common unitholders	42,494	49,233	118,036	127,085

Per unit:
Earnings per common unit - basic	$0.36	$0.42	$1.00	$1.08
Earnings per common unit - diluted	0.36	0.42	1.00	1.08

The following table reflects MAALP's selected quarterly financial information for the year ended December 31, 2016 (dollars in thousands, except per unit data):

	Year Ended December 31, 2016
	First	Second	Third	Fourth
Rental and other property revenues	$269,016	$272,236	$276,898	$307,198
Income before non-operating items	77,422	78,215	74,823	44,618
Net income	45,808	47,630	88,906	42,058
Net income available for MAALP common unitholders	45,808	47,630	88,906	41,751

Per unit:
Earnings per common unit - basic	$0.61	$0.60	$1.12	$0.45
Earnings per common unit - diluted	0.61	0.60	1.12	0.45